Income Taxes - Schedule of Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Deferred Tax Assets [Abstract]
Reserves and allowances	$ 35	$ 28
R&D expenses	1,537	1,363
Intangible assets		4
Stock-based compensation	254	140
Lease liability	954	1,041
Loss carryforward	5,470	4,372
Deferred tax assets before valuation allowance	8,250	6,948
Less - valuation allowance	(7,135)	(5,837)
Property and equipment	(96)
ROU Asset	(1,019)	(1,111)
Deferred tax liabilities	(1,115)	(1,111)
Net deferred taxes